TAXATION - Earnings Before Income Taxes (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Income before income taxes	¥ 1,089,902,804	¥ 566,371,892	¥ 1,251,186,211
Cayman Islands [Member]
Income Tax [Line Items]
Income before income taxes	199,956,441	(784,811,121)	(22,036,601)
China
Income Tax [Line Items]
Income before income taxes	1,120,666,809	444,368,215	498,042,536
Other Countries [Member]
Income Tax [Line Items]
Income before income taxes	¥ (230,720,446)	¥ 906,814,798	¥ 775,180,276